Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Raw material	$ 731,461	$ 716,293
Work-in-process	25,216	4,472
Finished goods	554,560	631,367
Goods shipped	359,328
Low-value consumables	33,744	57,507
Total	$ 1,704,309	$ 1,409,639